Provisions (Details Narrative) - USD ($)	Jul. 02, 2026	Jun. 30, 2026	Jan. 08, 2026	Nov. 03, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Cash installments		$ 596,921
Additional cash installments		35,000
Reduction in full settlement		39,692
Total cash payment		557,229
Cash paid	$ 357,229		$ 100,000	$ 100,000
Provisions		$ 3,758,000			$ 2,491,000	$ 2,287,000
Vivo power international PLC [member]
IfrsStatementLineItems [Line Items]
Provisions							$ 1,000,000